Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 98,283	$ 244,072
Pledged bank deposits	167,185	565,062
Trade accounts and bills receivable, net	162,210	491,407
Inventories	270,812	654,947
Prepayments to suppliers, net	18,402	28,178
Other current assets	166,530	295,005
Assets classified as held for sale	511,541	0
Due from related parties	39,094	41,320
Deferred income tax assets, net	8,667	30,931
Total current assets	1,442,724	2,350,922
Property, plant and equipment, net	3,087,293	3,872,361
Deposits for purchases of property, plant and equipment and land use right	159,277	151,701
Land use rights	243,084	293,559
Prepayments to suppliers expected to be utilized beyond one year	7,978	11,153
Pledged bank deposits - non-current	17,845	31,637
Investments in associates and a jointly-controlled entity	10,996	50,358
Other non-current assets	34,488	52,794
Deferred income tax assets, net	20,529	39,376
Total assets	5,024,214	6,853,861
Current liabilities
Short-term borrowings and current installments of long-term borrowings	2,391,327	2,032,023
Bills payable	397,502	625,774
Trade accounts payable	308,960	699,346
Advance payments from customers, current installments	131,847	210,412
Accrued expenses and other payables	726,877	749,388
Liabilities directly associated with assets classified as held for sale	521,748	0
Due to related parties	19,116	19,319
Obligations under capital leases, current installments	41,698	41,738
Convertible senior notes, less debt discount	23,779	0
Short-term PRC Notes	0	63,483
Other financial liabilities	24,827	8,834
Total current liabilities	4,587,681	4,450,317
Long-term borrowings, excluding current installments	30,000	890,432
Convertible senior notes, less debt discount	0	23,733
RMB-denominated US$-settled senior notes, less debt discount	259,513	258,827
Long-term PRC Notes	79,548	79,354
Obligations under capital leases, excluding current installments	41,730	61,364
Advance payments from customers - non-current	43,700	121,740
Other liabilities	158,874	107,290
Deferred income tax liability	2,638	16,186
Total liabilities	5,203,684	6,009,243
Redeemable Non-controlling Interests and Equity
Redeemable non-controlling interests	323,294	219,694
LDK Solar Co., Ltd. shareholders' equity
Ordinary shares (US$ 0.10 par value; 499,580,000 shares authorized; 133,860,445 and 159,167,942 shares issued; 133,518,800 and 158,826,297 shares outstanding as of December 31, 2011 and 2012, respectively)	15,883	13,352
Additional paid-in capital	779,757	751,422
Statutory reserve	75,780	75,780
Accumulated other comprehensive income	212,715	212,888
Accumulated deficit	(1,568,481)	(443,526)
Total LDK Solar Co., Ltd. shareholders' equity	(484,346)	609,916
Non-controlling interests	(18,418)	15,008
Total equity	(502,764)	624,924
Commitments and contingencies
Total liabilities, redeemable non-controlling interests and equity	$ 5,024,214	$ 6,853,861